Income Taxes (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Income Taxes [Abstract]
Greek Tonnage tax	$ 233	$ 274	$ 399	$ 772